LEASES	12 Months Ended
Dec. 31, 2021
Leases
LEASES

10.   LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company leased various training centers in the PRC. Rent expense for the year ended December 31, 2021 was $377,754. The Company has three operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025. There are no residual value guarantees and no restrictions or covenants imposed by the lease. The Company has $453,708 of right-of-use assets, $162,178 in current operating lease liabilities and $291,530 in non-current operating lease liabilities as of December 31, 2021

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2021	As of Dec 31, 2020
Within 1 year	249,384	295,108
After 1 year but within 5 years	311,561	477,773
Total lease payments	560,945	772,881
Less: imputed interest	(107,237)	(60,793)
Total lease obligations	453,708	712,088
Less: current obligations	(162,178)	(270,556)
Long-term lease obligations	291,530	441,532

Other information:

	For year ended
	Dec 31, 2021	Dec 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	323,509	302,788
Right-of-use assets obtained in exchange for operating lease liabilities	579,998	720,867
Remaining lease term for operating lease (years)	0.25 to 3.75	1.25 to 4.58
Weighted average discount rate for operating lease	4.75%	4.75%